Cover	Nov. 18, 2022
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	ELYS GAME TECHNOLOGY, CORP.
Entity Central Index Key	0001080319
Entity Tax Identification Number	33-0823179
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Creation Date	Nov. 22, 2022